TRADE AND OTHER PAYABLES - Textual information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Trade And Other Payables
Gain on derecognition of contingent consideration		$ 468
DPN LLC Inc
Trade And Other Payables
Variable consideration (in shares)	8,147,831
Contingent consideration issued	$ 5,000
Income from reversal of unearned contingent consideration	$ 5,000